Related-party transactions	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Related-party transactions
33. Related party transactions
(1) Transactions with associates and joint ventures
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Trade accounts and other receivables
Associates	300,177	308,574	265,938
Joint ventures	60,835	45,495	44,481

Total	361,012	354,069	310,419

Trade accounts and other payables
Associates	835,671	771,578	855,997
Joint ventures	9,693	6,337	656

Total	845,364	777,914	856,653

	Yen in millions
	For the years ended March 31,
	2020	2021
Sales revenues
Associates	1,928,468	1,138,144
Joint ventures	489,735	499,437

Total	2,418,202	1,637,582

Cost of products sold (purchases)
Associates	6,694,395	5,983,797
Joint ventures	86,747	51,434

Total	6,781,142	6,035,231

Dividends from associates and joint ventures accounted for under the equity method are ¥208,416 million and ¥205,101 million for the years ended March 31, 2020 and 2021, respectively. In addition, Toyota does not engage in transactions with associates and joint ventures outside of the normal course of business.

(2) Transactions with other related parties
For the year ended March 31, 2021, Akio Toyoda, President of TMC, invested ¥5,000 million in Woven Planet Holdings, Inc., a consolidated subsidiary of TMC.
(3) Compensation of key management
The compensation for the directors and audit & supervisory board members of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Monthly compensation	1,023	987
Bonus	1,039	748
Share compensation	477	364
Other	—	747

Total	2,540	2,847

“Other” refers to income tax compensation that was granted to a member of the Board of Directors, Mr. Didier Leroy, with respect to his remuneration during the period in which he served as a member of the Board of Directors. Mr. Leroy retired on June 11, 2020.